Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Payable and Accrued Expenses [Abstract]
Schedule of other accounts payable and accrued expenses
	December 31,
	2021	2020
Paycheck protection program loan(1)	$—	$21
Employees liabilities	468	253
Accrued expenses	273	37
Government institutions	4	5
	$745	$316